CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and Cash Equivalents	¥ 826,296	¥ 786,892
Restricted cash	106,919	123,295
Time deposits	8,356	24,070
Investment in Direct Financing Leases	989,380	900,886
Installment Loans (The amounts of ¥19,397 million of installment loans as of March 31, 2012 and ¥16,026 million of installment loans as of March 31, 2013 are measured at fair value by electing the fair value option under FASB Accounting Standards Codification 825-10.)	2,691,171	2,769,898
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(104,264)	(136,588)
Investment in Operating Leases	1,395,533	1,309,998
Investment in Securities	1,093,668	1,147,390
Other Operating Assets	233,258	206,109
Investment in Affiliates	326,732	331,717
Other Receivables	196,626	188,108
Inventories	41,489	79,654
Prepaid Expenses	50,323	39,547
Office Facilities	108,757	123,338
Other Assets	475,466	438,516
Total Assets	8,439,710	8,332,830
Liabilities:
Short-Term Debt	420,726	457,973
Deposits	1,078,587	1,103,514
Trade Notes, Accounts Payable and Other Liabilities	312,922	290,466
Accrued Expenses	121,281	110,057
Policy Liabilities	426,007	405,017
Income Taxes:
Current	11,651	7,849
Deferred	131,406	90,278
Security Deposits	146,402	142,092
Long-term debt	4,061,534	4,267,480
Total Liabilities	6,710,516	6,874,726
Redeemable Noncontrolling Interests	41,621	37,633
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized 2,590,000,000 shares Issued 1,102,544,220 shares as of March 31, 2012 and 1,248,714,760 shares as of March 31, 2013	194,039	144,026
Additional paid-in capital	229,600	179,223
Retained earnings	1,305,044	1,202,450
Accumulated other comprehensive income (loss)	(36,263)	(96,056)
Treasury stock, at cost: 27,327,010 shares as of March 31, 2012 and 27,281,710 shares as of March 31, 2013	(48,824)	(48,907)
ORIX Corporation Shareholders' Equity	1,643,596	1,380,736
Noncontrolling interests	43,977	39,735
Total Equity	1,687,573	1,420,471
Total Liabilities and Equity	8,439,710	8,332,830
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	9,439	11,836
Investment in Direct Financing Leases	205,989	232,575
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	528,976	709,863
Investment in Operating Leases	199,190	269,267
Investment in Securities	37,641	50,059
Investment in Affiliates	13,820	13,899
Other Assets	98,885	91,240
Total Assets	1,093,940	1,378,739
Liabilities:
Short-Term Debt	1,710	1,233
Trade Notes, Accounts Payable and Other Liabilities	3,503	8,120
Income Taxes:
Security Deposits	5,679	8,333
Long-term debt	806,857	1,039,927
Others	5,649	5,829
Total Liabilities	¥ 823,398	¥ 1,063,442